SALE LEASEBACK TRANSACTIONS Sale Leaseback Transactions - Additional Information (Details) $ in Millions		3 Months Ended					12 Months Ended
		Jun. 26, 2019 USD ($) Location	Mar. 27, 2019 USD ($)	Dec. 26, 2018 USD ($)	Sep. 26, 2018 USD ($)	Dec. 27, 2017 USD ($)	Jun. 26, 2019 USD ($) Location	Jun. 27, 2018 USD ($)	Jun. 28, 2017 USD ($)
Sale Leaseback Transaction [Line Items]
Number of properties sold and leased back under operating leases | Location		152					152
Sale leaseback transaction, gross proceeds							$ 495.0
Sale leaseback transaction, accumulated depreciation		$ (179.8)					(179.8)
Sale leaseback transaction, gross gain on sale		(5.8)	$ (4.7)	$ (4.6)	$ (20.1)		$ 309.7
Sale leaseback transaction, lease terms							The initial terms of all leases are for 15 years, plus renewal options at our discretion, which contain scheduled rent increases
Sale leaseback transaction, description of accounting for leaseback							All of the leases were determined to be operating leases
Straight-line rent	[1]	57.2					$ 57.2	$ 55.6
Recognized gain from sale leaseback transaction							(35.2)
Sale leaseback transaction, deferred gain		274.6					274.6
(Gain) on sale of assets, net		$ (0.1)	$ (6.0)	$ (0.8)		$ (0.3)	$ (6.9)	(0.3)	$ (2.7)
Chili's Restaurants [Member]
Sale Leaseback Transaction [Line Items]
Number of properties sold and leased back under operating leases | Location		151					151
Recognized gain from sale leaseback transaction							$ (26.8)
Maggiano's Restaurants [Member]
Sale Leaseback Transaction [Line Items]
Number of properties sold and leased back under operating leases | Location		1					1
Recognized gain from sale leaseback transaction							$ (0.5)
CorporateHeadquarters [Member]
Sale Leaseback Transaction [Line Items]
Deferred sales proceeds								$ 13.7
Accumulated depreciation and amortization, assets sold							9.3
(Gain) on sale of assets, net							(5.8)
Land [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, historical cost of assets sold		$ 114.4					114.4
(Gain) on sale of assets, net							(0.8)
Land [Member] | CorporateHeadquarters [Member]
Sale Leaseback Transaction [Line Items]
Historical cost of assets sold							5.9
Building and Building Improvements [Member] | CorporateHeadquarters [Member]
Sale Leaseback Transaction [Line Items]
Historical cost of assets sold							10.6
Buildings And Leasehold Improvements [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, historical cost of assets sold		240.5					240.5
Furniture And Equipment [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, historical cost of assets sold		10.2					10.2
Furniture And Equipment [Member] | CorporateHeadquarters [Member]
Sale Leaseback Transaction [Line Items]
Historical cost of assets sold							0.7
Sale Leaseback [Member]
Sale Leaseback Transaction [Line Items]
Straight-line rent		$ 2.8					$ 2.8

[1]
(1)
Straight-line rent is the long-term portion of the straight-line rent of operating leases. The June 26, 2019 balance includes $2.8 million for the straight-line rent accrued for 152 restaurants sold as part of the sale leaseback transactions. Refer to Note 3 - Sale Leaseback Transactions for more details, and the above Other accrued liabilities table for the current portion of straight-line rent recorded.